Prepayments and Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Summary of Prepayments and Other Non-Financial Assets

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Advances to suppliers and contractors	29,486	47,706
Subscriber contract costs	28,817	28,926
Prepaid taxes	6,968	11,914
Prepaid fees and licenses	2,084	2,022
Prepaid benefit costs (Note 25)	975	917
Prepaid repairs and maintenance	862	455
Prepaid rent	371	399
Prepaid insurance	144	150
Other prepayments	1,168	518
Other non-financial assets	1,029	573
	71,904	93,580
Less current portion of prepayments and other nonfinancial assets	9,975	13,215
Noncurrent portion of prepayments and other nonfinancial assets	61,929	80,365